CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 08, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	600,000,000	600,000,000		66,486,210
Common stock, shares issued (in shares)	66,915,204	66,647,242	15,554,790	9,392,361
Common stock, shares outstanding (in shares)	66,915,204	66,647,242	15,554,790	9,392,361